CHANGES IN OPERATING WORKING CAPITAL (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CHANGES IN OPERATING WORKING CAPITAL
(Increase)/decrease in Accounts Receivable	(54)	67	(15)
(Increase)/decrease in Inventories	(30)	27	3
Decrease/(increase) in Other Current Assets	40	66	(27)
(Decrease)/increase in Accounts Payable and Other	(290)	127	266
Increase in Accrued Interest	8	0	8
(Increase)/Decrease in Operating Working Capital	(326)	287	235